Vessels and Equipment, Net	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Vessels and Equipment, Net	VESSELS AND EQUIPMENT, NET
Movements in the six months ended June 30, 2020 for vessels and equipment, net is summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2019	1,178,415	15,000	1,193,415
Additions	(106)	—	(106)
Transfer from vessels purchase prepayments	—	—	—
Disposals	—	—	—
At June 30, 2020	1,178,309	15,000	1,193,309

Accumulated depreciation
At December 31, 2019	42,211	3,930	46,141
Charge	15,674	1,494	17,168
Disposals	—	—	—
At June 30, 2020	57,885	5,424	63,309

Net book value
At December 31, 2019	1,136,204	11,070	1,147,274
At June 30, 2020	1,120,424	9,576	1,130,000